Investment Objectives and Goals - FT Vest Nasdaq-100 Buffer ETF - September	Aug. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest Nasdaq-100® Buffer ETF – September (QSPT)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest Nasdaq-100® Buffer ETF – September (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”), up to a predetermined upside cap of 16.97% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from September 22, 2025 through September 18, 2026.